Goodwill (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Goodwill
The change in the carrying amount of goodwill between December 31, 2025 and June 30, 2026 is as follows:

	Six Months Ended	Year ended
	June 30, 2026	December 31, 2025
	(in thousands)
Opening balance	$8,731,689	$9,051,410
Prior period acquisitions	—	5,109
Impairment	—	(364,248)
Foreign exchange movement	(10,421)	39,418
Closing balance	$8,721,268	$8,731,689